General information - Summary of Being Consolidated in these Financial Statements (Detail)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Parent [member] | VTEX ("VTEX") [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		VTEX (“VTEX”)
Place of business/ country of incorporation		Cayman
Relationship		Holding
Principal business activity		Technology Services
Subsidiaries [member] | VTEX Argentina S.A. ("VTEX ARG") [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		VTEX Argentina S.A. (“VTEX ARG”)
Place of business/ country of incorporation		Argentina
Relationship		Subsidiary
Principal business activity		Technology Services
% of Ownership		100.00%	100.00%	100.00%
Subsidiaries [member] | VTEX Brasil Tecnologia para E-commerce LTDA. ("VTEX Brazil") [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		VTEX Brasil Tecnologia para E-commerce LTDA. (“VTEX Brazil”)
Place of business/ country of incorporation		Brazil
Relationship		Subsidiary
Principal business activity		Technology Services
% of Ownership		100.00%	100.00%	100.00%
Subsidiaries [member] | VTEX Day Eventos LTDA ("VTEX DAY") [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		VTEX Day Eventos LTDA (“VTEX DAY”)
Place of business/ country of incorporation		Brazil
Relationship		Subsidiary
Principal business activity		Production of events
% of Ownership		100.00%	100.00%	100.00%
Subsidiaries [member] | Loja Integrada Tecnologia Para Softwares S.A. ("Loja Integrada") [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		Loja Integrada Tecnologia Para Softwares S.A. (“Loja Integrada”)
Place of business/ country of incorporation		Brazil
Relationship		Subsidiary
Principal business activity		Technology Services
% of Ownership		98.68%	99.58%	99.87%
Subsidiaries [member] | Suiteshare Tecnologia da Informação S.A ("Suiteshare") [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company	[1]	Suiteshare Tecnologia da Informação S.A (“Suiteshare”)
Place of business/ country of incorporation	[1]	Brazil
Relationship	[1]	Subsidiary
Principal business activity	[1]	Technology Services
% of Ownership	[1]	0.00%	0.00%	100.00%
Subsidiaries [member] | VTEX Chile SPA ("VTEX CHI") [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		VTEX Chile SPA (“VTEX CHI”)
Place of business/ country of incorporation		Chile
Relationship		Subsidiary
Principal business activity		Subsidiary
% of Ownership		100.00%	100.00%	100.00%
Subsidiaries [member] | VTEX Colombia Tecnologia para Ecommerce S.A.S. ("VTEX COL") [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		VTEX Colombia Tecnologia para Ecommerce S.A.S. (“VTEX COL”)
Place of business/ country of incorporation		Colombia
Relationship		Subsidiary
Principal business activity		Technology Services
% of Ownership		100.00%	100.00%	100.00%
Subsidiaries [member] | VTEX Commerce Cloud Solutions LLC ("VTEX USA") [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		VTEX Commerce Cloud Solutions LLC (“VTEX USA”)
Place of business/ country of incorporation		USA
Relationship		Subsidiary
Principal business activity		Technology Services
% of Ownership		100.00%	100.00%	100.00%
Subsidiaries [member] | VTEX Ecommerce Platform Limited ("VTEX UK") [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		VTEX Ecommerce Platform Limited (“VTEX UK”)
Place of business/ country of incorporation		UK
Relationship		Subsidiary
Principal business activity		Technology Services
% of Ownership		100.00%	100.00%	100.00%
Subsidiaries [member] | VTEX Mexico Soluciones en Ecommerce S.R.L. de C.V. ("VTEX MEX") [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company	[2]	VTEX Mexico Soluciones en Ecommerce S.R.L. de C.V. (“VTEX MEX”)
Place of business/ country of incorporation	[2]	Mexico
Relationship	[2]	Subsidiary
Principal business activity	[2]	Technology Services
% of Ownership	[2]	100.00%	100.00%	99.99%
Subsidiaries [member] | EICOM Business School S.A.P.I De C.V. ("Escuela") [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		EICOM Business School S.A.P.I De C.V. (“Escuela”)
Place of business/ country of incorporation		Mexico
Relationship		Subsidiary
Principal business activity		Technology Services
% of Ownership		100.00%	100.00%	100.00%
Subsidiaries [member] | Peru Tecnologia para ECOMMERCE S.A.C. ("VTEX PERU") [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company		Peru Tecnologia para ECOMMERCE S.A.C. (“VTEX PERU”)
Place of business/ country of incorporation		Peru
Relationship		Subsidiary
Principal business activity		Technology Services
% of Ownership		100.00%	100.00%	100.00%
Subsidiaries [member] | VTEX Platform España, S.L. ("VTEX ESP") [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Company	[3]	VTEX Platform España, S.L. (“VTEX ESP”)
Place of business/ country of incorporation	[3]	Spain
Relationship	[3]	Subsidiary
Principal business activity	[3]	Technology Services
% of Ownership	[3]	100.00%	100.00%	0.00%
Branch [Member] | VTEX Ecommerce Platform Limited - Sede Secondaria ("VTEX ITA") [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Place of business/ country of incorporation		Italy
Relationship		Branch
Company		VTEX Ecommerce Platform Limited - Sede Secondaria (“VTEX ITA”)
Principal business activity		Technology Services
% of Ownership		100.00%	100.00%	100.00%
Branch [Member] | VTEX Ecommerce Platform Limited London - Sucursala Bucuresti ("VTEX ROM") [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Place of business/ country of incorporation		Romania
Relationship		Branch
Company		VTEX Ecommerce Platform Limited London - Sucursala Bucuresti (“VTEX ROM”)
Principal business activity		Technology Services
% of Ownership		100.00%	100.00%	100.00%
Branch [Member] | VTEX Ecommerce Platform Limited – Sucursal em Portugal ("VTEX PORT") [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Place of business/ country of incorporation		Portugal
Relationship		Branch
Company		VTEX Ecommerce Platform Limited – Sucursal em Portugal (“VTEX PORT”)
Principal business activity		Technology Services
% of Ownership		100.00%	100.00%	100.00%

[1]	Suiteshare was acquired in April 2021, refer to note 3.2 for additional details. In March 2022 it was merged into VTEX Brazil.
[2]	In May 2021, the Group acquired the non-controlling interest of VTEX MEX. Refer to note 19.2(d) for additional details.
[3]	VTEX ESP was created in March/ 2022 to fulfill the Group’s operational needs.